Shareholder Report, Line Graph (Details) 196650_Osterweis Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Osterweis Fund
Account Value [Line Items]
Accumulated Value	$ 23,168	$ 23,244	$ 18,311	$ 20,373	$ 19,312	$ 12,583	$ 12,956	$ 11,794	$ 11,133	$ 10,000	$ 25,768
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500
Accumulated Value	$ 31,913	$ 29,480	$ 22,698	$ 24,599	$ 21,271	$ 13,605	$ 14,625	$ 13,357	$ 11,717	$ 10,000	$ 37,594